Asset Retirement Provision (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of Asset Retirement Provision [Abstract]
Asset retirement provision, description	the Company estimated the costs of restoring its leased premises to their original state at the end of their respective lease terms to be $3,950 (December 31, 2021: $391), discounted to present value of $1,979 (December 31, 2021: $239) using discount rates between 7% and 10% (December 31, 2021: 8%) over the lease periods, which were estimated to range from seven to ten years depending on the location.